Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
At Cost:
Accumulated depreciation	$ (2,896)	$ (2,466)
Total, net	6,980	7,621
Trademark [Member]
At Cost:
Intangible assets, gross	248	253
Software [Member]
At Cost:
Intangible assets, gross	$ 9,628	$ 9,834